Investment Strategy	Feb. 28, 2026
PRIMECAP Odyssey Stock Fund Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in the common stocks of U.S. companies. The Fund invests at least 80% of its assets in stocks (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy). The Fund may invest in stocks across all market sectors and market capitalizations, though it has historically invested primarily in large- and mid-capitalization companies. Because of the bottom-up selection process of PRIMECAP Management Company (the “Advisor”), the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® Index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, at any time. The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.
The Advisor, through its fundamental research, seeks to identify stocks with attractive growth prospects that are trading at reasonable valuations. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® Index over a three- to five-year time frame.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its assets in stocks (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy).
PRIMECAP Odyssey Growth Fund Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in the common stocks of U.S. companies, emphasizing those companies with the potential for above average earnings growth. The Fund may invest in stocks across all market sectors and market capitalizations. Although it has historically invested primarily in large- and mid-capitalization companies, it has also invested a significant portion of its assets in small-capitalization stocks. Because of the bottom-up stock selection process of PRIMECAP Management Company (the “Advisor”), the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® Index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, at any time. The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.
The Advisor, through its fundamental research, seeks to identify stocks that have above average growth aspects or attributes that may contribute to accelerated earnings growth in the foreseeable future. Catalysts for growth may include new products, new markets, new management, restructuring, a structural shift in demand or supply, or other changes in industry dynamics. These stocks typically provide little current income. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® Index over a three- to five-year time frame.

Strategy Portfolio Concentration [Text]	The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.
PRIMECAP Odyssey Aggressive Growth Fund Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in the common stocks of U.S. companies, emphasizing those companies with prospects for rapid earnings growth. The Fund may invest in stocks across all market sectors and market capitalizations and has historically invested significant portions of its assets in mid- and small-capitalization companies. Because of the bottom-up stock selection process of PRIMECAP Management Company (the “Advisor”), the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® Index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, at any time. The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.
The Advisor, through its fundamental research, seeks to identify stocks that are poised for rapid earnings growth. Catalysts for the desired growth may include new products, new markets, new management, restructuring, a structural shift in demand or supply, or other changes in industry dynamics. These stocks typically provide little or no current income. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® Index over a three- to five-year time frame.

Strategy Portfolio Concentration [Text]	The Fund may also invest substantial assets in foreign securities through depository receipts or stocks traded on U.S. or foreign exchanges.